Nature and extent of risks arising from financial instruments (Tables)	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Summary of Credit Exposure Associated with On-and Off-Balance Sheet Financial Instruments
Concentrations of credit risk indicate the relative sensitivity of our performance to developments affecting a particular industry or geographic location. The amounts of credit exposure associated with certain of our on- and off-balance sheet financial instruments are summarized in the following tables.

	As at October 31, 2024

(Millions of Canadian dollars, except percentage amounts)	Canada	%	United States	%	Europe	%	Other International	%	Total
On-balance sheet assets other than derivatives (1)	$897,614	67%	$297,335	22%	$88,394	7%	$54,912	4%	$1,338,255
Derivatives before master netting agreements (2), (3)	21,555	14%	47,204	31%	71,198	46%	13,276	9%	153,233
	$919,169	61%	$344,539	23%	$159,592	11%	$68,188	5%	$1,491,488
Off-balance sheet credit instruments (4)
Committed and uncommitted (5)	$487,142	57%	$282,907	34%	$51,516	6%	$27,615	3%	$849,180
Other	82,910	48%	67,322	39%	18,162	11%	3,145	2%	171,539
	$570,052	56%	$350,229	34%	$69,678	7%	$30,760	3%	$1,020,719

	As at October 31, 2023

(Millions of Canadian dollars, except percentage amounts)	Canada	%	United States	%	Europe	%	Other International	%	Total
On-balance sheet assets other than derivatives (1)	$798,259	66%	$294,670	24%	$76,637	6%	$50,147	4%	$1,219,713
Derivatives before master netting agreements (2), (3)	27,221	19%	36,698	25%	67,406	46%	14,470	10%	145,795
	$825,480	60%	$331,368	24%	$144,043	11%	$64,617	5%	$1,365,508
Off-balance sheet credit instruments (4)
Committed and uncommitted (5)	$427,849	56%	$252,071	33%	$51,393	8%	$23,183	3%	$754,496
Other	85,222	61%	30,737	22%	21,428	15%	2,731	2%	140,118
	$513,071	57%	$282,808	32%	$72,821	8%	$25,914	3%	$894,614

(1)	Includes Assets purchased under reverse repurchase agreements and securities borrowed, Loans and Customers’ liability under acceptances. The largest concentrations in Canada are Ontario at 57% (October 31, 2023 – 57%),
Alberta, Saskatchewan and Manitoba
 at
13% (October 31, 2023 – 15%), British Columbia and the territories at 16% (October 31, 2023 – 14%) and Quebec at 10% (October 31, 2023 – 10%). No industry accounts for more than 20% (October 31, 2023 – 20%) of total on-balance sheet credit instruments, with the exception of Banking, which accounted for 24% (October 31, 2023 – 25%), and Government, which accounted for 28% (October 31, 2023 – 28%). The classification of our sectors aligns with our view of credit risk by industry.
(2)	A further breakdown of our derivative exposures by risk rating and counterparty type is provided in Note 9.
(3)	Excludes valuation adjustments determined on a pooled basis.
(4)	Balances presented are contractual amounts representing our maximum exposure to credit risk.
(5)	Represents our maximum exposure to credit risk. Retail and wholesale commitments respectively comprise 40% and 60% of our total commitments (October 31, 2023 – 44% and 56%). The largest concentrations in the wholesale portfolio relate to Financial services at 14% (October 31, 2023 – 15%), Real estate and related at 12% (October 31, 2023 – 12%),
Investments at 10% (October 31, 2023 – 6%),
Utilities at 10% (October 31, 2023 – 11%),
and
Other services at 7% (October 31, 2023 – 8%). The classification of our sectors aligns with our view of credit risk by industry.